Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%	[1]	7.80%	[1]	7.80%	[1]
Tax effect of international operations	(4.90%)	[2]	10.40%	[2]	23.50%	[2]
Change in valuation allowances	3.40%		5.70%
Withholding taxes	2.30%		1.10%
Interest limitations	0.80%		0.50%
Non-deductible transaction costs					(5.90%)
Impact of debt-financing					13.60%
Resolution of tax audits					7.00%
Effective tax rate	22.60%		25.50%		46.00%

[1]	The statutory rate for 2014 reflects the U.K. statutory rate of 21 percent. For 2013 and 2012, the statutory rate reflects the Swiss statutory rate of 7.8 percent.
[2]	The tax effect of international operations for 2014 consists of non-U.K. jurisdictions. For 2013 and 2012, the tax effect of international operations consists of non-Swiss jurisdictions.